UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 80.3%
554,523	iShares iBoxx $ High Yield Corporate Bond ETF	$ 46,358,123
1,334,814	SPDR® Barclays High Yield Bond ETF	46,358,090
	TOTAL INVESTMENT COMPANIES (Cost $92,390,572)	$ 92,716,213

SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
3,680,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.14% (a)(b)	$ 3,680,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,680,000)	$ 3,680,000

	TOTAL INVESTMENTS (Cost $96,070,572) - 83.5%	$ 96,396,213
	Other Assets in Excess of Liabilities - 16.5%	19,072,787
	TOTAL NET ASSETS - 100.0%	$ 115,469,000

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,680,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.2651% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	473,719	$ 46,331,055	$ 14,785

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.3%
Money Market Funds - 17.3%
2,920,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 2,920,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,920,000)	$ 2,920,000

	TOTAL INVESTMENTS (Cost $2,920,000) - 17.3%	$ 2,920,000
	Other Assets in Excess of Liabilities - 82.7%	13,977,971
	TOTAL NET ASSETS - 100.0%	$ 16,897,971

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,920,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	2.9051% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	3,040	$ 21,634,955	$ (532,050)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
110,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 110,000
	TOTAL SHORT TERM INVESTMENTS (Cost $110,000)	$ 110,000

	TOTAL INVESTMENTS (Cost $110,000) - 32.0%	$ 110,000
	Other Assets in Excess of Liabilities - 68.0%	233,899
	TOTAL NET ASSETS - 100.0%	$ 343,899

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5449% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/26/2019	62	$ 408,430	$ (22,220)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.8%
Money Market Funds - 20.8%
890,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.14% (a)(b)	$ 890,000
	TOTAL SHORT TERM INVESTMENTS (Cost $890,000)	$ 890,000

	TOTAL INVESTMENTS (Cost $890,000) - 20.8%	$ 890,000
	Other Assets in Excess of Liabilities - 79.2%	3,384,840
	TOTAL NET ASSETS - 100.0%	$ 4,274,840

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $890,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	2.7651% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	62,359	$ 5,762,914	$ 6,434

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.6%
Money Market Funds - 22.6%
1,230,000	Fidelity Investments Money Market Government Portfolio, 2.14% (a)(b)	$ 1,230,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,230,000)	$ 1,230,000

	TOTAL INVESTMENTS (Cost $1,230,000) - 22.6%	$ 1,230,000
	Other Assets in Excess of Liabilities - 77.4%	4,202,968
	TOTAL NET ASSETS - 100.0%	$ 5,432,968

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,230,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.4651% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/19/2019	79,241	$ 7,253,862	$ (75,437)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 3018

Shares		Fair Value
SHORT TERM INVESTMENTS - 59.7%
Money Market Funds - 59.7%
102,520,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 102,520,000
	TOTAL SHORT TERM INVESTMENTS (Cost $102,520,000)	$ 102,520,000

	TOTAL INVESTMENTS (Cost $102,520,000) - 59.7%	$ 102,520,000
	Other Assets in Excess of Liabilities - 40.3%	69,102,501
	TOTAL NET ASSETS - 100.0%	$ 171,622,501

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $102,520,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ- 100® Index	2.9051% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	19,022	$ 142,871,435	$ (11,073,912)
Total return of NASDAQ- 100® Index	2.5134% - 2.7649% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	17,400	128,915,277	(8,598,907)
Total return of NASDAQ- 100® Index	2.5538% - 2.7649% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/28/2019	12,924	98,421,164	(9,011,946)
Total return of NASDAQ- 100® Index	2.7441% - 2.7649% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	51	363,052	(9,060)
					$ 370,570,928	$ (28,693,825)

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
40,860,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 40,860,000
	TOTAL SHORT TERM INVESTMENTS (Cost $40,860,000)	$ 40,860,000

	TOTAL INVESTMENTS (Cost $40,860,000) - 48.4%	$ 40,860,000
	Other Assets in Excess of Liabilities - 51.6%	43,586,658
	TOTAL NET ASSETS - 100.0%	$ 84,446,658

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $40,860,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.8151% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	17,681	$ 50,571,572	$ (1,865,935)
Total return of S&P 500® Index	2.7149% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/28/2019	252	735,751	(42,138)
Total return of S&P 500® Index	2.7149% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/31/2019	17,447	51,132,795	(3,054,524)
Total return of S&P 500® Index	2.7149% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	6,725	19,505,183	(965,011)
Total return of S&P 500® Index	2.7149% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	2,207	5,976,911	114,249
Total return of S&P 500® Index	2.7149% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2019	1,960	5,490,314	(79,661)
Total return of S&P 500® Index	2.7149% - 2.7493% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2019	13,650	36,308,072	1,371,373
Total return of S&P 500® Index	2.7493% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	1/28/2020	1,251	3,452,847	1,557
					$ 173,173,445	$ (4,520,090)

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
3,490,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 3,490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,490,000)	$ 3,490,000

	TOTAL INVESTMENTS (Cost $3,490,000) - 58.2%	$ 3,490,000
	Other Assets in Excess of Liabilities - 41.8%	2,502,355
	TOTAL NET ASSETS - 100.0%	$ 5,992,355

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,490,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4149% - 2.4493% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/26/2019	4,267	$ 11,276,795	$ (502,140)
2.4470% - 2.4493% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	1/28/2020	77	210,797	(1,759)
					$ 11,487,592	$ (503,899)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.8%
Money Market Funds - 57.8%
7,320,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.14% (a)(b)	$ 7,320,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,320,000)	$ 7,320,000

	TOTAL INVESTMENTS (Cost $7,320,000) - 57.8%	$ 7,320,000
	Other Assets in Excess of Liabilities - 42.2%	5,351,504
	TOTAL NET ASSETS - 100.0%	$ 12,671,504

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $7,320,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	2.6051% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	6,240	$ 9,575,211	$ (15,350)
Total return of Russell 2000® Index	2.4849% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2019	10,285	17,396,638	(1,685,549)
					$ 26,971,849	$ (1,700,899)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
2,830,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 2,830,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,830,000)	$ 2,830,000

	TOTAL INVESTMENTS (Cost $2.830,000) - 38.5%	$ 2,830,000
	Other Assets in Excess of Liabilities - 61.5%	4,511,595
	TOTAL NET ASSETS - 100.0%	$ 7,341,595

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,830,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3651% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/21/2018	9,578	$ 14,433,531	$ (247,810)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
5,520,000	Fidelity Investments Money Market Government Portfolio, 2.14% (a)(b)	$ 5,520,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,520,000)	$ 5,520,000

	TOTAL INVESTMENTS (Cost $5,520,000) - 29.4%	$ 5,520,000
	Other Assets in Excess of Liabilities - 70.6%	13,261,414
	TOTAL NET ASSETS - 100.0%	$ 18,781,414

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,520,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	1.7151% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	369,089	$ 37,259,851	$ 300,102

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%
920,000	Fidelity Investments Money Market Government Portfolio, 2.14%(a)(b)	$ 920,000
	TOTAL SHORT TERM INVESTMENTS (Cost $920,000)	$ 920,000

	TOTAL INVESTMENTS (Cost $920,000) - 32.8%	$ 920,000
	Other Assets in Excess of Liabilities - 67.2%	1,881,906
	TOTAL NET ASSETS - 100.0%	$ 2,801,906

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $920,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to beReceived at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.4651% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/18/2018	55,053	$ 5,527,643	$ (76,726)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.2%
Money Market Funds - 39.2%
2,600,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.14% (a)(b)	$ 2,600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,600,000)	$ 2,600,000

	TOTAL INVESTMENTS (Cost $2,600,000) - 39.2%	$ 2,600,000
	Other Assets in Excess of Liabilities - 60.8%	4,026,732
	TOTAL NET ASSETS - 100.0%	$ 6,626,732

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,600,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	2.7151% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	322,669	$ 13,210,588	$ 9,013

Hilton Tactical Income Fund
Schedule of Investments (Unaudited)
November 30, 2018

Shares/Principal		Fair Value
COMMON STOCKS - 37.2%
Banks - 3.3%
16,890	JPMorgan Chase & Co.	$1,877,999
79,495	Sterling Bancorp	1,534,254
		3,412,253
Capital Markets - 5.6%
73,225	Ares Management Corp.	1,643,169
95,670	KKR & Co, Inc.	2,192,756
417,140	Oaktree Specialty Lending Corp.	1,985,586
		5,821,511
Commercial Services & Supplies - 2.3%
30,500	Republic Services, Inc.	2,358,870

Communications Equipment - 1.4%
10,510	Harris Corp.	1,502,404

Consumer Staples - 1.3%
19,460	Sysco Corp.	1,311,604

Diversified Consumer Services - 1.4%
66,840	Rentokil Initial PLC - ADR (United Kingdom)	1,423,024

Diversified Financial Services - 1.9%
10,115	CME Group, Inc.	1,922,659

Electric Utilities - 2.8%
21,755	Evergy, Inc.	1,291,594
9,050	NextEra Energy, Inc.	1,644,476
		2,936,070
Equity REITs - 7.9%
125,115	Americold Realty Trust	3,353,082
19,330	Crown Castle International Corp.	2,221,017
102,080	Host Hotels & Resorts, Inc.	1,939,520
26,625	Ready Capital Corp.	674,678
		8,188,297
Hotels, Restaurants & Leisure - 1.3%
75,815	Extended Stay America, Inc.	1,379,833

Household Durables - 1.4%
40,150	D.R. Horton, Inc.	1,494,383

Insurance - 1.2%
64,540	Ping An Insurance (Group) Company of China, Ltd. - ADR (China)	1,252,721

IT Services - 1.3%
13,125	Broadridge Financial Solutions, Inc.	1,389,544

Mortgage REITs - 2.0%
126,040	Redwood Trust, Inc.	2,103,608

Pharmaceuticals - 2.1%
14,480	Johnson & Johnson	2,127,112
	TOTAL COMMON STOCKS (Cost $34,067,051)	$38,623,893

PREFERRED STOCKS - 22.7%
Banks - 3.0%
	Customers Bancorp, Inc.
20,000	7.00%, 06/15/2020	$508,500
	Customers Bancorp, Inc.
39,000	6.00%, 12/15/2021	921,570
	Iberiabank Corp.
48,000	6.63%, 08/01/2025	1,238,400
	Synovus Financial Corp.
10,000	6.30%, 06/21/2023	249,500
	TriState Capital Holdings, Inc.
6,500	6.75%, 04/01/2023	170,008
		3,087,978

Capital Markets - 10.9%
	Ares Management Corp.
72,000	7.00%, 06/30/2021	1,832,400
	B. Riley Financial, Inc.
31,500	7.50%, 10/31/2021	800,100
	Capital Southwest Corp.
9,245	5.95%, 12/15/2022	233,436
	Capitala Finance Corp.
32,935	6.00%, 05/31/2022	797,027
	Fidus Investment Corp.
3,400	5.88%, 02/01/2023	86,207
	Gladstone Investment Corp.
22,750	6.38%, 08/31/2025	568,750
	Hercules Capital, Inc.
23,000	5.25%, 04/30/2025	541,075
	Hercules Capital, Inc.
22,983	6.25%, 07/30/2024	572,300
	MVC Capital, Inc.
56,210	6.25%, 11/30/2022	1,408,060
	Oaktree Capital Group LLC
21,000	6.63%, 06/15/2023	510,090
	OFS Capital Corp.
37,500	6.38%, 04/30/2025	927,000
	Oxford Square Capital Corp.
40,100	6.50%, 03/30/2024	1,004,505
	Saratoga Investment Corp.
37,300	6.25%, 08/31/20285	932,873
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,130,630
		11,344,453
Equity REITs - 2.6%
	Bluerock Residential Growth, Inc. Class A
43,000	8.25%, 10/21/2020	1,077,657
	Brookfield DTLA Fund Office Trust Investor, Inc. (a)
77,000	7.63%, 02/04/2019	1,646,260
		2,723,917
Mortgage REITs - 6.2%
	AG Mortgage Investment Trust, Inc.
44,510	8.00%, 02/04/2019	1,111,415
	Apollo Commercial Real Estate Finance, Inc.
43,175	8.00%, 02/04/2019	1,079,375
	Cherry Hill Mortgage Investment Corp.
26,000	8.20%, 08/17/2022	652,340
	Chimera Investment Corp.
39,775	8.00%, 10/30/2021	1,001,932
	Chimera Investment Corp.
39,620	8.00%, 03/30/2024	1,008,329
	Dynex Capital, Inc.
22,260	7.63%, 02/04/2019	534,017
	Two Harbors Investment Corp.
39,315	8.13%, 04/27/2027	1,015,900
		6,403,308
	TOTAL PREFERRED STOCKS (Cost $23,427,114)	$23,559,656

U.S. GOVERNMENT OBLIGATIONS - 14.8%
6,000,000	3.38%, 11/15/2019	$6,033,867
	U.S. Treasury Note
1,600,000	2.25%, 02/29/2020	1,589,625
	U.S. Treasury Note
775,000	2.25%, 02/15/2021	765,646
	U.S. Treasury Note
2,900,000	2.63%, 06/15/2021	2,885,783
	U.S. Treasury Note
4,110,000	2.75%, 11/15/2023	4,089,209
	U.S. Treasury Note
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $15,399,791)	$15,364,130

CORPORATE BONDS - 10.1%
Communications Equipment - 1.7%
	Cisco Systems, Inc.
715,000	3.63%, 03/04/2024	$718,160
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,016,018
		1,734,178

Food & Staples Retailing - 1.4%
	Walmart, Inc.
1,500,000	3.40%, 06/26/2023	1,498,172
Insurance - 1.3%
	Berkshire Hathaway, Inc.
1,350,000	3.40%, 01/31/2022	1,356,970
IT Services - 1.4%
	salesforce.com, inc.
1,500,000	3.25%, 04/11/2023	1,484,972
Machinery - 1.0%
	Caterpillar Financial Services Corp.
1,015,000	2.00%, 11/29/2019	1,004,357
Pharmaceuticals - 1.3%
	AbbVie, Inc.
1,390,000	2.90%, 11/06/2022	1,340,154
Specialty Retail - 0.9%
	AutoZone, Inc.
925,000	1.63%, 04/21/2019	919,351
Technology Hardware, Storage & Peripherals - 1.1%
	Apple, Inc.
1,100,000	2.85%, 05/06/2021	1,092,560
	TOTAL CORPORATE BONDS (Cost $10,519,509)	$10,430,714

CLOSED-END FUNDS - 5.8%
213,210	Invesco Dynamic Credit Opportunities Fund	$2,336,782
239,585	Nuveen Credit Strategies Income Fund	1,813,658
77,790	Nuveen Mortgage Opportunity Term Fund	1,846,735
	TOTAL CLOSED-END FUNDS (Cost $6,359,625)	$5,997,175

MASTER LIMITED PARTNERSHIPS - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
62,760	Enterprise Products Partners L.P.	$1,647,450
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,448,399)	$1,647,450

CONVERTIBLE BONDS - 0.9%
Mortgage REITs - 0.9%
	Colony Capital, Inc.
925,000	3.88%, 01/15/2021	$876,437
	TOTAL CONVERTIBLE BONDS (Cost $928,609)	$876,437

SHORT TERM INVESTMENTS - 6.8%
MONEY MARKET FUNDS - 6.8%
7,087,536	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.14%(b)	$7,087,536
	TOTAL MONEY MARKET FUNDS (Cost $7,087,536)	$7,087,536

	Total Investments - 99.9% (Cost $99,237,634)	$103,586,991
	Other Assets in Excess of Liabilities - 0.1%	146,094
	Total Net Assets - 100.0%	$103,733,085

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at November 30, 2018.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' securities as of November 30, 2018.

Direxion Monthly High Yield Bull 1.2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$63,684,807	$-	$-	$63,684,807
Investment Companies	92,716,213	-	-	92,716,213
Short Term Investments	3,680,000	-	-	3,680,000
Total Return Swap Contracts*	-	14,785	-	14,785

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$14,297,345	$-	$-	$14,297,345
Short Term Investments	2,920,000	-	-	2,920,000

Liability Class
Total Return Swap Contracts*	-	(532,050)	-	(532,050)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$194,093	$-	$-	$194,093
Short Term Investments	110,000	-	-	110,000

Liability Class
Total Return Swap Contracts*	-	(22,220)	-	(22,220)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,340,226	$-	$-	$3,340,226
Short Term Investments	890,000	-	-	890,000
Total Return Swap Contracts*	-	6,434	-	6,434

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$4,274,861	$-	$-	$4,274,861
Short Term Investments	1,230,000	-	-	1,230,000

Liability Class
Total Return Swap Contracts*	-	(75,437)	-	(75,437)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$98,300,506	$-	$-	$98,300,506
Short Term Investments	102,520,000	-	-	102,520,000

Liability Class
Total Return Swap Contracts*	-	(28,693,825)	-	(28,693,825)

Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$47,559,395	$-	$-	$47,559,395
Short Term Investments	40,860,000	-	-	40,860,000
Total Return Swap Contracts*	-	1,484,966	-	1,484,966

Liability Class
Total Return Swap Contracts*	-	(6,005,056)	-	(6,005,056)

Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,808,505	$-	$-	$2,808,505
Short Term Investments	3,490,000	-	-	3,490,000

Liability Class
Total Return Swap Contracts*	-	(503,899)	-	(503,899)

Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$7,156,561	$-	$-	$7,156,561
Short Term Investments	7,320,000	-	-	7,320,000

Liability Class
Total Return Swap Contracts*	-	(1,700,899)	-	(1,700,899)

Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$4,969,351	$-	$-	$4,969,351
Short Term Investments	2,830,000	-	-	2,830,000

Liability Class
Total Return Swap Contracts*	-	(247,810)	-	(247,810)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$12,494,820	$-	$-	$12,494,820
Short Term Investments	5,520,000	-	-	5,520,000
Total Return Swap Contracts*	-	300,102	-	300,102

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,849,484	$-	$-	$1,849,484
Short Term Investments	920,000	-	-	920,000

Liability Class
Total Return Swap Contracts*	-	(76,726)	-	(76,726)

Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,705,227	$-	$-	$3,705,227
Short Term Investments	2,600,000	-	-	2,600,000
Total Return Swap Contracts*	-	9,013	-	9,013

Hilton Tactical Income Fund
Asset Class	Level 1	Level 2	Level 3	Total
Common Stocks	$38,623,893	$-	$-	$38,623,893
Preferred Stocks	19,244,128	4,315,528	-	23,559,656
U.S. Government Obligations	-	15,364,130	-	15,364,130
Corporate Bonds	-	10,430,714	-	10,430,714
Closed-End Funds	5,997,175	-	-	5,997,175
Master Limited Partnerships	-	1,647,450	-	1,647,450
Convertible Bonds	-	876,437	-	876,437
Short Term Investments	7,087,536	-	-	7,087,536

For further information regarding each asset class, see each Fund's Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investment, such as futures and swap contracts.

The unaudited cost basis of investments for federal income tax purposes at November 30, 2018 was as follows*:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	High Yield	NASDAQ-100®	NASDAQ-100®	25+ Year Treasury
	Bull 1.2X Fund	Bull 1.25X Fund	Bear 1.25X Fund	Bull 1.35X Fund
Cost of investments	$96,070,572	$2,920,000	$110,000	$890,000
Gross unrealized appreciation	$325,641	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$325,641	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	25+ Year Treasury	NASDAQ-100®	S&P 500®	S&P 500®
	Bear 1.35X Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$1,230,000	$102,520,000	$40,860,000	$3,490,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	7-10 Year Treasury	7-10 Year Treasury
	Bull X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$7,320,000	$2,830,000	$5,520,000	$920,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly
	Emerging Markets	Hilton Tactical
	Bull 2X Fund	Income Fund
Cost of investments	$2,600,000	$99,237,634
Gross unrealized appreciation	$-	$6,193,595
Gross unrealized depreciation	$-	$(1,844,238)
Net unrealized appreciation/(depreciation)	$-	$4,349,357

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)/s/ Patrick J. Rudnick
                                           Patrick J. Rudnick, Principal Executive Officer

Date        1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

 Date         1/25/2019

By (Signature and Title)/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date       1/25/2019